Commitments (Details)					1 Months Ended
	Mar. 01, 2022 USD ($) shares	Mar. 01, 2022 ILS (₪) shares	Jan. 01, 2022 shares	Nov. 01, 2020 USD ($) shares	May 23, 2023 USD ($)	Jan. 01, 2023 USD ($)	Mar. 14, 2022 USD ($)
Commitments (Details) [Line Items]
Monthly fee | $				$ 5,000
Share issued (in Shares) | shares				16,000
Listing date				3 years
Restricted stock unit (in Shares) | shares	667	667
Advisory agreement amount	$ 5,600	₪ 20,000
RSU’s equivalent | $							$ 10,000
Agreement amount | $						$ 5,000
Restricted Stock Units | $					$ 10,000
Advisors [Member]
Commitments (Details) [Line Items]
Restricted stock unit (in Shares) | shares			667
Two Advisors [Member]
Commitments (Details) [Line Items]
Restricted stock unit (in Shares) | shares			667